Income and Social Contribution Taxes - Summary of Tax Incentives (Detail)	12 Months Ended
Dec. 31, 2018
Bahiana Distribuidora De Gas Ltda [member] | Aracaju Base [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Bahiana Distribuidora de Gás Ltda.
Business Units	Aracaju base
Incentive - %	75.00%
Expiration	2028
Bahiana Distribuidora De Gas Ltda [member] | Suape Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Suape base
Incentive - %	75.00%
Expiration	2018
Bahiana Distribuidora De Gas Ltda [member] | Mataripe Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Mataripe base
Incentive - %	75.00%
Expiration	2024
Bahiana Distribuidora De Gas Ltda [member] | Caucaia Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Caucaia base
Incentive - %	75.00%
Expiration	2025
Bahiana Distribuidora De Gas Ltda [member] | Juazeiro base [member]
Summary of income and social contribution taxes [line items]
Business Units	Juazeiro base
Incentive - %	75.00%
Expiration	2026
Terminal Quimico De Aratu SATequimar [member] | Aratu Terminal [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Terminal Químico de Aratu S.A. - Tequimar
Business Units	Suape terminal
Incentive - %	75.00%
Expiration	2020
Terminal Quimico De Aratu SATequimar [member] | Itaqui Terminal [member]
Summary of income and social contribution taxes [line items]
Business Units	Aratu terminal
Incentive - %	75.00%
Expiration	2022
Oleoquímica Industriae Comércio De Produtos Químicos Ltda [member] | Camacari Plant [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.
Business Units	Camaçari plant
Incentive - %	75.00%
Expiration	2021
Oxiteno Nordeste SAIndustriae Comércio [member] | Camacari Plant [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Oxiteno Nordeste S.A. Indústria e Comércio
Business Units	Camaçari plant
Incentive - %	75.00%
Expiration	2026
Empresa Carioca de Produtos Quimicos S A [member] | Camacari Plant [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Empresa Carioca de Produtos Químicos S.A.
Business Units	Camaçari plant
Incentive - %	75.00%
Expiration	2026